Note 7. Significant Customers (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Largest Customer [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage Amount	20.00%	8.00%
Largest Customer [Member]
Entity-Wide Revenue, Major Customer, Percentage	30.00%	12.00%	21.00%
Second Largest Customer [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage Amount	29.00%	41.00%
Second Largest Customer [Member]
Entity-Wide Revenue, Major Customer, Percentage	15.00%	22.00%	29.00%
Third Largest Customer [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage Amount	6.00%	9.00%
Third Largest Customer [Member]
Entity-Wide Revenue, Major Customer, Percentage	12.00%	14.00%	10.00%
Next Largest Customer [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage Amount	16.00%	14.00%
Next Largest Customer [Member]
Entity-Wide Revenue, Major Customer, Percentage	11.00%	16.00%	9.00%